Income Taxes and Distributions (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax effect of temporary differences
Property, primarily differences in depreciation and amortization, the tax basis of land assets and the treatment of interests and certain costs	$ (2,144,000)	$ (1,577,000)	$ (29,000)
Operating loss and interest deduction carryforwards	8,552,000	1,488,000	7,080,000
Expense accruals and other	4,372,000	5,749,000	1,980,000
Valuation allowance	12,199,000	2,965,000	7,697,000	7,380,000
Totals	$ (1,419,000)	$ 2,695,000	$ 1,334,000